SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Principles of Consolidation and Basis of Presentation

Principles of  Consolidation and Basis of  Presentation

The accompanying consolidated financial statements include the accounts of the Company and all of its wholly owned subsidiaries. As discussed in more detail in Note R, the Company also consolidates variable interest entities when required under accounting principles generally accepted in the United States (“U.S. GAAP”). All significant intercompany balances and transactions are eliminated upon consolidation.

The Merger has been accounted for as a reverse recapitalization (“Reverse Recapitalization”) in accordance with U.S. GAAP. This determination was principally based on AerSale Aviation’s business comprising the ongoing operations of the Company following the Merger, with its senior management continuing to comprise the management of the Company and its stockholders having majority of the voting power of the Company. For accounting purposes, Monocle is considered the “acquired” company and AerSale Aviation is considered the “acquirer.” Accordingly, for accounting purposes, the Reverse Recapitalization was treated as the equivalent of AerSale Aviation issuing stock for the net assets of Monocle, accompanied by a recapitalization. The consolidated assets, liabilities, and results of operations for all periods prior to the Reverse Recapitalization only reflect the historical consolidated financial statements of AerSale Aviation. Subsequent to the Reverse Recapitalization, the consolidated financial statements reflect the results of the combined entity. The shares and corresponding capital amounts and earnings per share available to common stockholders, prior to the Merger, have been retroactively restated as shares reflecting the exchange ratio in the Merger.

Emerging Growth Company

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statement with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Variable Interest Entities ("VIE")

Variable Interest Entities (“VIE”)

An entity is referred to as a VIE if it meets the criteria outlined in Accounting  Standards Codification (“ASC”) Topic 810, Consolidation.

As explained in Note R, the Company determined that AerLine Holdings, Inc. (“AerLine”) was a VIE that the Company was required to consolidate. Effective August 31, 2018, the Company determined that AerLine ceased to meet the criteria for VIE consolidation under U.S. GAAP and therefore has deconsolidated the VIE. Prior to August 31, 2018, transactions between the Company and AerLine and its subsidiaries were eliminated upon consolidation.

Cash, Cash Equivalents, and Restricted Cash

Cash and Cash Equivalents

The Company  considers all highly liquid investments with a maturity  of three months or less when purchased  to be cash equivalents. The Company’s cash equivalents are held primarily in interest-bearing accounts.

Foreign Currency

Foreign Currency

The Company  has determined  that the functional  currency for its foreign subsidiaries is the U.S. dollar. The primary  economic environment in which the entities generate or expend cash is in U.S. dollars as evidenced by the cash flows in or out from revenues, operating  expenses, investing, and financings. Only general office expenses and payroll transactions are denominated in local currency.

Accounts Receivable

Accounts Receivable

Accounts receivable include amounts  receivable from customers for aircraft and engine parts sales, aircraft and engine basic and supplemental  rents, and aircraft services. Contingent rents, also referred to as supplemental  rent, and consumption of consignment  inventory related to aircraft and engine parts that were earned or consumed, but unbilled, are also included in accounts receivable and totaled $615,000 and $1,860,000 at December 31, 2020 and 2019, respectively.

The Company  sells to a variety of customers worldwide. For certain transactions and customers not requiring payment in full prior to shipment of goods, the Company  extends credit based on an evaluation of the customers’ financial condition. The Company  monitors  exposure to credit losses and maintains  an allowance for doubtful  accounts for estimated  losses in its accounts receivable portfolio. In establishing the required allowance, management considers historical losses, current market conditions, customers’ financial condition, amount of receivables in dispute, current receivables aging, and current payment patterns. Account balances are written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. A rollforward of the allowance for doubtful accounts is as follows:

	2020	2019
Balance at beginning of year	$1,545,000	$1,528,000
Provision	212,000	55,000
Write-offs	(105,000)	(38,000)
Balance at end of year	$1,652,000	$1,545,000

On June 9, 2014, an aircraft leased to Air Indus suffered significant damage as the result of a terrorist attack. At that time, the Company recorded an impairment to the asset of $2,500,000 to adjust the carrying amount  to the estimated residual value of $1,085,000. An insurance claim was filed and the insurance company is negotiating the final settlement owed to the Company. The Company has recorded an insurance receivable of $2,500,000, offsetting the impairment loss, which has been recorded in accounts receivable. In accordance with U.S. GAAP, the probable amount of the insurance recovery, limited to the amount of the loss recognized, was recorded as the insurance receivable. The Company believes that recovery of this insurance receivable is probable  and is working with the insurer on settling the claim by negotiating  the final settlement to the Company.

Inventory

Inventory

Inventory, which consists of complete aircraft and engines held for sale, as well as related parts, is valued at the lower of cost or market (“LCM”) value. For purchases of whole aircraft and engines for sale or lease, cost is determined using the specific identification method whereby total cost is the cost paid, including certain capitalizable asset acquisition costs, to acquire such assets as a whole.

Additionally, the Company  purchases certain whole aircraft and engines to disassemble and supply its engine and airframe parts inventory. For aircraft and engine parts that originate from such dismantled aircraft and engines, cost is determined  using a ratio calculated based on the relationship of the cost of the dismantled  aircraft or engine at the time of purchase to the total estimated sales value of the dismantled aircraft or engine at the time of purchase. At the time of sale, this ratio is applied to the sale price of each individual  airframe  and/or  engine part  to determine  its allocated  cost. At the time of sale, the sum of an individual part’s allocated cost and actual repair or overhaul costs incurred represent the total cost for such part. Inventory  not expected to be sold within the operating  cycle is classified as noncurrent inventory on the consolidated balance sheets.

The Company  evaluates this ratio periodically, and if necessary, updates sales estimates and makes prospective adjustments to this ratio on a product  line basis. Any amounts  identified with an estimated sales value lower than the carrying value is reduced to the estimated sales value at the time of the review. The Company recorded additional inventory reserves due to this LCM valuation, which is reflected as a component of cost of products  in the consolidated statements  of operations. These additional inventory reserves were as follows:

	Year ended December 31,
	2020	2019
Inventory reserves	$13,064,000	$4,619,000

Expenditures  required for the repair of engine and airframe parts are capitalized as inventory and are expensed as cost of sales when associated parts are sold.

The Company  periodically evaluates its complete aircraft and engines in inventory and flight equipment held for lease to determine if events or market circumstances indicate that the assets’ most likely disposition has changed. Should conditions  prevail at the time of the Company’s consolidated balance sheets that would suggest a more likely use as an asset held for lease rather than sale or disassembly for parts inventory or vice versa, it will be reclassified at its then-current book value between inventory and flight equipment held for lease. This transaction is a noncash item and if it occurs, is reflected in the schedule of supplemental cash flows.

The carrying value of inventory is reviewed regularly, giving consideration to factors such as its physical condition, sales patterns, and expected future demand to estimate the amount necessary to write down our slow-moving, obsolete, or damaged inventory. Such inventory may be held for periods beyond one year. The Company recorded inventory scrap losses which are reflected as a component of cost of products in the accompanying consolidated statements of operations. These scrap losses are as follows:

	Year ended December 31,
	2020	2019
Scrap loss reserves	$587,000	$699,000

Flight Equipment Held for Lease

Flight Equipment Held for Lease

Flight equipment  held for lease is stated at cost, less accumulated depreciation. Certain internal and external professional fees, major improvements, modifications, and maintenance incurred in connection with the acquisition  of flight equipment  that are required to get the flight equipment  ready for initial service are capitalized and depreciated  over the remaining life of the flight equipment,  and are reported  in the investing section of the consolidated statements  of cash flows. Subsequent  to placing flight equipment  into service, the cost of maintenance and improvements  to flight equipment  is normally expensed unless the improvements  materially increase the long-term value of the flight equipment  or extend the useful life of the flight equipment. The capitalized cost is depreciated  over the lesser of the remaining useful life of the flight equipment  or the estimated useful life of the capitalized improvements. Aircraft airframe components are depreciated  over the assets’ useful life using the straight-line  method to the estimated residual value based on the total remaining life before disassembly or outright  scrap metal value. Aircraft airframe useful lives range from 2 to 10 years. Engines are depreciated using the straight-line method to the estimated residual value based on the total life remaining before disassembly. To arrive at the total engine life remaining before disassembly, the remaining  life of the engine’s life-limited parts,  the estimated  utilization,  and condition,  as well as the aircraft fleet supported by the engine model are considered. Upon completion  of its estimated service life as a leased asset, flight equipment is reclassified to inventory at its carrying value. The Company  discontinues the depreciation of flight equipment  when it is held as inventory for ultimate parts sales. Differences between estimates of useful lives and residual values and actual experience may result in future  impairments of aircraft  or engines and/or  additional gains or losses upon  disposal. The Company reviews residual values of aircraft and engines periodically based on knowledge of current residual values and residual value trends to determine if they are appropriate and records adjustments as necessary. Cash flows related  to the purchase  and sale of flight equipment  are presented  as operating  activities when the predominant source of cash flows related to the asset is from the ultimate parts sales of the assets. If the predominant source of cash flows related to the asset is expected to be from leasing of the asset, the cash flows are presented as investing activities.

Property and Equipment

Property and Equipment

Property  and equipment  are recorded at cost. Depreciation is recognized over the estimated useful lives of the respective assets on a straight-line  basis, ranging from 3 to 15 years. Leasehold improvements  are amortized  on a straight-line  basis over the shorter of the terms of the respective leases and the estimated useful lives of the respective assets. Property  and equipment  held under capital leases are amortized  on a straight-line  basis over the shorter of the lease term or estimated useful life of the asset. Repairs and maintenance expenditures are expensed as incurred, unless such expenses extend the useful life of the asset, in which case they are capitalized.

Goodwill

Goodwill

In accordance  with ASC 350, “Intangibles — Goodwill and Other,” goodwill is tested at least annually for impairment, or when events or changes in circumstances indicate that the carrying amount  of such assets may not be recoverable, by assessing qualitative factors or performing a quantitative analysis in determining whether it is more likely than not that its fair value exceeds the carrying value. A quantitative assessment involves determining  the fair value of each reporting  unit using market participant assumptions. An entity should recognize an impairment charge for the amount  by which the carrying amount  of a reporting  unit exceeds its fair value up to the amount  of goodwill allocated to that reporting  unit. Our annual assessment date for goodwill is October 1, 2020.

For purposes of reviewing impairment and the recoverability of goodwill, we must make various assumptions  regarding estimated future cash flows and other factors in determining  the fair values of the reporting  unit, including market multiples, discount rates, etc.

As a result of the COVID-19 pandemic and its impact on the aviation industry, AerSale performed a qualitative impairment analysis as of June 30, 2020. The Company also performed its annual quantitative impairment analysis as of October 1, 2020 on the goodwill for the Asset Management Solutions and TechOps segments, and concluded the fair value of each reporting unit exceeded their carrying values, and thus no impairment charges were recorded.

Customer Relationships and Other Intangible Assets

Customer  Relationships and Other Intangible  Assets

Intangibles  arising from business combinations, including customer relationships and FAA certificates are initially recorded at fair market value. Customer  relationships are amortized over ten years and favorable leases are amortized  over the remaining term of the lease. Straight-line amortization is utilized. Where there are no legal, regulatory, contractual, or other factors that would reasonably limit the useful life of an intangible assets, that asset is classified as indefinite lived and such intangible assets are not amortized.

Other intangible assets with indefinite lives are assessed for impairment annually, or more frequently when events or circumstances indicate there may be an impairment. These assets are carried at the estimated fair value at the time of acquisition. Our annual assessment date for indefinite lived intangible assets is July 1, 2020. The Company performed a quantitative impairment analysis as of July 1, 2020 on the indefinite lived intangible assets and concluded there was no impairments.

Other intangible assets are reviewed for impairment if any event or change in circumstance indicates that an impairment may have occurred. As a result of Covid-19 pandemic, the Company performed a quantitative impairment analysis on the definite-lived intangible assets as of June 30, 2020 and concluded there was no impairment.

The Company  annually reviews the estimated lives and methods used to amortize other intangible assets. The actual amounts  of amortization expense may differ materially from our estimates, depending on the results of our annual review.

Impairment of Long-Lived Assets

Impairment of  Long-Lived Assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount  of an asset may not be recoverable. Such events and circumstances include, but are not limited to, prolonged  industry downturns, a significant decline in the Company’s market value, and significant reductions  in the Company's projected cash flows. If circumstances require a long-lived asset or asset group to be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values, and third-party independent appraisals, as considered necessary. As a result of Covid-19 pandemic,  the Company performed an impairment analysis on the property, plant and equipment and concluded there was no impairment as of June 30, 2020.

Obligations and instruments potentially settled in the Company's Common Stock

Obligations and Instruments Potentially Settled in the Company’s Common Stock

In connection with any obligations and instruments potentially to be settled in the Company’s stock, including the Company's earn-out shares,  the Company accounts for the instruments in accordance with ASC Topic 815, “Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in a Company’s Own Stock.” This issue addresses the initial balance sheet classification and measurement of contracts that are indexed to, and potentially settled in, the Company’s stock. Under this pronouncement, contracts are initially classified as equity or as either assets or liabilities, depending on the situation. All contracts are initially measured at fair value and subsequently accounted for based on the then current classification. Contracts initially classified as equity do not recognize subsequent changes in fair value as long as the contracts continue to be classified as equity. For contracts classified as assets or liabilities, the Company reports changes in fair value in earnings and records these changes in the financial statements as long as the contracts remain classified as assets or liabilities. If contracts classified as assets or liabilities are ultimately settled in shares, any previously reported gains or losses on those contracts continue to be included in earnings. The classification of a contract is reassessed at each balance sheet date.

Revenue recognition

Revenue Recognition

Products — Used Serviceable Material Sales (“USM”)

Revenues from sales of USM are measured based on consideration specified in a contract  with a customer, and excludes any sales commissions and taxes collected and remitted to government  agencies. We recognize revenue when we satisfy a performance obligation  by transferring control over a product  or service to a customer. The parts  are sold at a fixed price with no right of return. In determining  the performance obligation,  management has identified the promise in the contract  to be the shipment of the spare parts to the customer. Title passes to the buyer when the goods are shipped, and the buyer is responsible for any loss in transit,  and the Company  has a legal right to payment for the spare parts once shipped. We generally sell our USM products  under standard 30‑day payment terms, subject to certain exceptions. Customers  neither have the right to return products  nor do they have the right to extended financing. The Company  has determined  that physical acceptance of the spare parts to be a formality  in accordance  with ASC 606 — Revenue from Contracts with Customers  (“ASC 606”).

Spare parts revenue is based on a set price for a set number of parts as defined in the purchase order. The performance obligation  is completed once the parts have shipped and, as a result, all of the transaction price is allocated to that performance obligation. The Company  has determined  that it is appropriate to recognize spare parts sales at a point in time (i.e., the date the parts are shipped) in accordance  with ASC 606. Additionally, there is no impact to the timing and amounts  of revenue recognized for spare parts sales related to the implementation of ASC 606.

Products — Whole Asset Sales

Revenues from whole asset sales are measured based on consideration specified in the contract with the customer. The Company and customer enter into an agreement which outlines the place and date of sale, purchase price, condition of the whole asset, bill of sale, and the assignment of rights and warranties from the Company to the customer. The Company believes the whole asset holds standalone value to the customer as it is not dependent on any other services for functionality purposes and therefore is distinct within the context of the contract and as described in ASC 606-10. Accordingly, the Company has identified the transfer of the whole asset as the performance obligation. The transaction price is set at a fixed dollar amount per fixed quantity (number of whole assets) and is explicitly stated in each contract. Whole asset sales revenue is based on a set price for a set number of assets, which is allocated to the performance obligation discussed above, in its entirety. The Company has determined the date of transfer to the customer is the date the customer obtains control over the asset and would cause the revenue recognition. Payment is required in full upon customers’ acceptance of the whole asset on the date of the transfer. As such, there is no impact to the timing and amounts of revenue recognized for whole asset sales related to the implementation of ASC 606.

Leasing Revenues

The Company  leases flight equipment  under operating  leases that contain monthly base rent and reports rental income straight line over the life of the lease as it is earned. Additionally, the Company’s leases provide for supplemental  rent, which is calculated based on actual hours or cycles of utilization  and, for certain components, based on the amount  of time until maintenance of that component is required. In certain leases, the Company  records supplemental  rent paid by the lessees as maintenance deposit payment liabilities in recognition  of the Company’s  contractual commitment to reimburse  qualifying maintenance. Reimbursements to the lessees upon receipt of evidence of qualifying maintenance work are charged against the existing maintenance deposit payments liabilities. In leases where the Company  is responsible for performing  certain repairs or replacement of aircraft components  or engines, supplemental  rent is recorded as revenue in the period  earned. In the event of premature lease termination or lessee default  on the lease terms, revenue recognition will be discontinued when outstanding balances are beyond the customers’ deposits held. Flight equipment  leases are billed in accordance  with the lease agreement and invoices are due upon receipt.

Service Revenues

Service revenues are recognized as performance obligations  are fulfilled and the benefits are transferred to the customer. At contract  inception,  we evaluate  if the contract  should  be accounted  for as a single performance obligation  or if the contract  contains  multiple performance obligations. In some cases, our service contract  with the customer is considered one performance obligation  as it includes factors such as the good or service being provided is significantly integrated  with other promises in the contract,  the service provided significantly modifies or customizes the other good or service or the goods or services are highly interdependent or interrelated with each other. If the contract has more than one performance obligation,  the Company  determines the standalone price of each distinct good or service underlying each performance obligation  and allocates the transaction price based on their relative standalone selling prices.

The transaction price of a contract,  which can include both fixed and variable amounts,  is allocated to each performance obligation  identified. Some contracts  contain variable consideration, which could include incremental fees or penalty provisions related to performance. Variable consideration that can be reasonably estimated based on current assumptions  and historical information is included in the transaction price at the inception of the contract  but limited to the amount  that is probable  that a significant reversal in the amount  of cumulative revenue recognized will not occur. Variable consideration that cannot be reasonably estimated is recorded when known.

For most service contracts,  our performance obligations  are satisfied over time as work progresses or at a point in time based on transfer of control of products  and services to our customers. We receive payments from our customers based on billing schedules or other terms as written in our contracts.

For our performance obligations that are satisfied over time, we measure progress in a manner that depicts the performance of transferring control to the customer. As such, we utilize the input method of cost-to-cost to recognize revenue over time as this depicts when control of the promised goods or services are transferred to the customer. Revenue is recognized based on the relationship of actual costs incurred to date to the estimated total cost at completion of the performance obligation. We are required to make certain judgments and estimates, including estimated revenues and costs, as well as inflation and the overall profitability of the arrangement. Key assumptions involved include future labor costs and efficiencies, overhead costs, and ultimate timing of product delivery. Differences may occur between the judgments and estimates made by management and actual program results. Under most of our MRO contracts, if the contract is terminated for convenience, we are entitled to payment for items delivered and fair compensation for work performed, the costs of settling and paying other claims, and a reasonable profit on the costs incurred or committed.

Changes in estimates and assumptions  related to our arrangements accounted  for using the input method based on labor hours are recorded using the cumulative catchup method of accounting. These changes are primarily adjustments to the estimated profitability for our long-term programs where we provide MRO services.

We have elected to use certain practical expedients permitted under ASC 606. Shipping and handling fees and costs incurred associated with outbound freight after control over a product has transferred to a customer are accounted for as a fulfillment cost and are included in cost of sales in our consolidated statements of operations, and are not considered a performance obligation to our customers. Our reported sales on our consolidated statements of operations are net of any sales or related non income taxes. We also utilize the “as invoiced” practical expedient in certain cases where performance obligations are satisfied over time and the invoiced amount corresponds directly with the value we are providing to the customer.

Maintenance and Repair Costs

Maintenance and Repair Costs

The cost of maintenance, repairs, and re-leasing of flight equipment  that does not extend the useful life of flight equipment  is expensed as incurred. Costs incurred for planned major maintenance activities that materially increase the long-term value of the flight equipment or extend the useful life of the flight equipment are capitalized and depreciated  over the lesser of the remaining useful life of the flight equipment or the estimated useful life of the capitalized improvements.

Pursuant to certain of the Company’s aircraft leases, the lessee is responsible for performing  required maintenance and repairs on the leased asset, and is required to make monthly maintenance reserve payments to the Company,  in arrears following the usage month. Upon the lessee’s presentation of invoices evidencing the completion  of qualifying maintenance, the Company  will reimburse the lessee for the cost of the maintenance, up to the amount of the maintenance reserve payments that have been received by the Company. Unless otherwise provided in the contract,  the Company  records such maintenance reserve payments paid by the lessees as maintenance deposit payment liabilities in the accompanying consolidated balance sheets to record the Company’s contractual commitment to reimburse such qualifying maintenance. Reimbursements to the lessees upon receipt of evidence for qualifying maintenance work are charged against the existing maintenance deposit payment liabilities.

For other lease contracts  (primarily engine lease contracts)  where the terms of the lease are designed specifically to allow the Company to directly manage the occurrence, timing, and associated cost of qualifying maintenance work on the flight equipment,  maintenance reserve payments collected during the lease are recognized as lease revenue in the period earned.

Any amounts  of maintenance reserve payments remaining at the end of a lease contract  are recognized as lease revenue or applied against outstanding accounts receivable at lease termination.

AerLine recognized expense for maintenance and repairs as incurred. AerLine recognized $4,276,000 for the year ended December 31, 2018, in maintenance and repair cost, which is included in discontinued operations in the consolidated statements of operations.

AerLine deferred maintenance costs that materially increased the long-term value of the flight equipment or extended the useful life. Deferred maintenance costs are amortized over the lower of 18 months or the remaining life of the lease. Amortization expense of deferred maintenance costs for the year ended December 31, 2018 amounted to $3,753,000. The amortization expense is included in discontinued operations in the consolidated statements of operations for the year ended December 31, 2018.

Sales Taxes

Sales Taxes

The Company’s policy is to present taxes collected from customers and remitted to governmental authorities on a net basis. The Company  records the amounts  collected as a current liability and relieves such liability upon remittance to the taxing authority without impacting revenue or expenses.

Earnings Per Share

Earnings Per Share

Basic earnings (loss) per share is computed by dividing net earnings (loss) attributable to the Company’s common shareholders by the weighted average number of common shares outstanding during the periods. Diluted earnings (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock and is calculated using the treasury stock method for stock options and unvested shares.

Income Taxes

Income Taxes

Income taxes are accounted  for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts  of existing assets and liabilities and their respective tax bases and operating  loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Company  recognizes the effect of income tax positions only if those positions are more likely than not of being sustained on examination by the taxing authorities. Recognized income tax positions are measured at the largest amount  that is greater than 50% likely of being realized. Changes in recognition or measurement  are reflected in the period in which the change in judgment occurs.

The Company  records interest and penalties related to unrecognized tax benefits in the income tax provision. The VIE was not included in the consolidated tax return of the Company. See Note L for more information about income taxes.

New Accounting Pronouncements Adopted

New Accounting Pronouncements Adopted

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, “Revenue from Contracts with Customers (Topic 606)”, which provides guidance for revenue recognition. This ASU affects any entity that either enters into contracts with customers to transfer goods or services or enters into contracts for the transfer of non-financial assets. This ASU supersedes the revenue recognition requirements in Accounting Standards Codification (“ASC”) 605, “Revenue Recognition”, and most industry specific guidance. We adopted this ASU on January 1, 2019 using the modified retrospective method. Refer to Note D for the impact of this change. This ASU does not apply to revenues from leasing activity, which will fall under “Leases (Topic 842)”, noted below.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”) as part of its overall simplification initiative to reduce costs and complexity of applying accounting standards. ASU 2019-12 removes certain exceptions from Topic 740, Income Taxes, including (i) the exception to the incremental approach for intra period tax allocation; (ii) the exception to accounting for basis differences when there are ownership changes in foreign investments; and (iii) the exception in interim period income tax accounting for year-to-date losses that exceed anticipated losses. ASU 2019-12 also simplifies U.S. GAAP in several other areas of Topic 740 such as (i) franchise taxes and other taxes partially based on income; (ii) transactions with a government that result in a step up in the tax basis of goodwill; (iii) separate financial statements of entities not subject to tax; and (iv) enacted changes in tax laws in interim periods. ASU 2019-12 is effective for public entities for annual reporting periods and interim periods within those years beginning after December 15, 2020, and early adoption is permitted. The Company adopted ASU 2019-12 on its consolidated financial statements in 2020.

New Accounting Pronouncements Not Yet Adopted

New Accounting  Pronouncements Not Yet Adopted

In February 2016, FASB issued “Leases (Topic 842)”, which generally requires companies to recognize operating and financing lease liabilities and corresponding right-of-use assets on the balance sheet. In July 2018, FASB issued ASU No. 2018-10, “Codification Improvements to Topic 842, Leases,” and ASU No. 2018-11, “Leases (Topic 842): Targeted Improvements.” Topic 842 will be effective for the Company in the fourth quarter of 2022 on a modified retrospective basis and early adoption is permitted. We plan to adopt Topic 842 in the fourth quarter of 2022. We are currently evaluating the impact this guidance will have on our consolidated financial statements and related disclosures.

In June 2016, the FASB issued ASU No. 2016-13 (“ASU 2016-13”), “Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments.” In November 2018, FASB issued ASU No. 2018-19, “Codification Improvements to Topic 326, Financial Instruments — Credit Losses,” which amends the scope and transition requirements of ASU 2016-13. ASU 2016-13 requires a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The measurement of expected credit losses is based on relevant information about past events, including historical experience, current conditions and reasonable and supportable forecasts that affect the collectability of the reported amount. ASU 2016-13 will become effective for the Company beginning January 1, 2023, with early adoption permitted, on a modified retrospective approach. We are currently evaluating the impact this guidance will have on our consolidated financial statements and related disclosures.

CARES Act

CARES Act

The Company has also taken steps to improve our liquidity, including seeking financial assistance under the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”). Certain of the Company’s subsidiaries have received $16.4 million from the U.S. Treasury Department (“Treasury”) through the Payroll Support Program (“PSP1”) under the CARES Act, of which $12.7 million was received prior to December 31, 2020 and the remaining amount was received during the first quarter of 2021. As part of the Payroll Support Extension Law (“PSP Extension Law”), the Company entered into a new agreement with the U.S. Department of the Treasury (“PSP2”) on March 4, 2021 for the receipt of relief funds of $5.5 million.

In connection with the financial assistance the Company has received under the Payroll Support Program, it is required to comply with certain provisions of the CARES Act, including the requirement that funds provided pursuant to the Payroll Support Program be used exclusively for the continuation of payment of employee wages, salaries and benefits; the requirement against involuntary terminations and furloughs and reductions in employee pay rates and benefits from the signing date of the Payroll Support Program agreement through March 31, 2021. The agreement requires the Company to issue a recall to any employee who was terminated or furloughed between October 1, 2020 and March 4, 2021 and enable such employee to return to employment. In addition, the Company is subject to provisions prohibiting the repurchase of common stock and the payment of common stock dividends through March 31, 2022, as well as limitations on the payment of certain employee compensation through October 1, 2022. These restrictions may affect the Company’s operations and if the Company does not comply with these provisions, it may be required to reimburse up to 100% of any previously received relief funds.